Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 25, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing the following pay versus performance (“PVP”) table and related information, including “compensation actually paid” (as defined by the SEC and further described below) or “CAP”. For details about the Company’s pay-for-performance
philosophy and how the Compensation Committee makes its decisions about executive pay, you should refer to the CD&A.
PVP Table

											Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO (Slager) (1)	CAP to PEO (Slager) (1) (2)	SCT total for PEO (Vander Ark) (3)		CAP to PEO (Vander Ark) (2) (3)		Average SCT Total for Non-PEO NEOs (4)	Average CAP to Non-PEO NEOs (2) (4)		Total Shareholder Return	Peer Group (5) Total Shareholder Return (2025 Peer Group)	Peer Group (5) Total Shareholder Return (2021-2024 Peer Group)	Net Income	Adjusted Free Cash Flow (6)

2025	N/A	N/A	$14,857,016		$14,865,606		$3,360,819	$3,462,640		$234.13	$131.58	$144.66	$2,139	$2,433

2024	N/A	N/A	$12,806,922		$20,215,828		$3,262,335	$4,815,156		$219.96	$123.22	$133.81	$2,043	$2,183

2023	N/A	N/A	$11,336,591	(7)	$18,731,525	(7)	$3,354,729	$3,871,169	(7)	$178.80	$117.60	$123.52	$1,731	$1,985

2022	N/A	N/A	$9,914,945	(7)	$11,495,079	(7)	$3,405,936	$3,591,775		$137.95	$107.37	$108.67	$1,488	$1,742

2021	$15,027,945	$35,683,981	$7,873,660		$18,049,268		$3,365,003	$6,844,632		$147.01	$119.19	$118.97	$1,290	$1,515
(1)	Reflects compensation for our former Chief Executive Officer, Mr. Slager, who served as our Principal Executive Officer (PEO) during a portion of 2021 until his retirement effective June 25, 2021.
(2)	CAP is calculated by making the following adjustments from the SCT totals as follows:
PEOs:

Item and Value Added (Deducted)	2025 Vander Ark	2024 Vander Ark	2023 Vander Ark	2022 Vander Ark	2021 Vander Ark	2021 Slager

Summary Compensation Table Total	$14,857,016	$12,806,922	$11,336,591	$9,914,945	$7,873,660	$15,027,945

- SCT Stock Awards Column Value	($11,124,489)	($8,463,766)	($7,343,734)	($5,660,534)	($4,613,538)	($10,004,991)

+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$9,661,487	$10,058,007	$9,643,993	$6,862,648	$8,543,250	$14,959,599

+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$64,009	$3,411,151	$2,669,353	($131,216)	$5,164,238	$4,211,103

+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$721,636	$2,343,100	$2,126,092	($686,831)	$902,692	$5,695,213

+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	$0	$0	$0	$0	$0	$4,521,132

+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$685,947	$60,414	$299,230	$1,196,067	$178,966	$1,273,980

Compensation Actually Paid	$14,865,606	$20,215,828	$18,731,525	$11,495,079	$18,049,268	$35,683,981
Average
Non-PEO
NEOs:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

Summary Compensation Table Total	$3,360,819	$3,262,335	$3,354,729	$3,405,936	$3,365,003

- SCT Stock Awards Column Value	($2,047,393)	($1,710,589)	($1,684,108)	($1,670,511)	($1,673,751)

+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$1,778,142	$2,020,309	$1,550,800	$1,928,470	$3,219,620

+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$25,360	$729,628	$571,552	($75,670)	$1,458,159

+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$208,597	$482,935	$594,990	($232,884)	$380,189

+/- Change in Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	($607,379)	$0	$0

+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$137,115	$30,538	$90,585	$236,434	$95,412

Compensation Actually Paid	$3,462,640	$4,815,156	$3,871,169	$3,591,775	$6,844,632
Pay versus performance measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Performance stock units were valued using a fair value per share determined using a Monte Carlo model run on the relevant measurement date. On the vesting date, the final payout factor is applied to the closing stock price on that date.

(3)
Reflects compensation for our President and Chief Executive Officer, Mr. Vander Ark, who has served as our PEO since June 25, 2021. The compensation reflected includes Mr. Vander Ark’s pay as a non-PEO
NEO in 2021.

(4)	The Company’s non-PEO NEOs for 2021-2025 were:
2021:     Brian M. DelGhiaccio, Catharine D. Ellingsen, Jeffrey A. Hughes and Timothy E. Stuart
2022:     Brian M. DelGhiaccio, Brian A. Bales, Catharine D. Ellingsen and Timothy E. Stuart
2023:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer, Catharine D. Ellingsen and Timothy E. Stuart
2024:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer and Catharine D. Ellingsen
2025:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer and Catharine D. Ellingsen
(5)
The Company has used its peer group from the CD&A for purposes of this comparison. The companies that comprised the Peer Group selected by the Talent & Compensation Committee in our CD&A were as follows:

2021-2024: Air Products and Chemicals, Inc., American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Kansas City Limited (formerly Canadian Pacific Railway Limited), Cintas Corporation, CSX Corporation, Ecolab Inc., Entergy Corporation, Fastenal Company, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

2025: American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Kansas City Limited, Cintas Corporation, CSX Corporation, Dow Inc., Ecolab Inc., FedEx Corporation, J.B. Hunt Transport Services, Inc., LyondellBasell Industries N.V., NextEra Energy, Inc., Norfolk Southern Corporation, Sysco Corporation, Union Pacific Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

The Company updated the composition of its Peer Group in 2025 to better align with companies of similar size and business model to Republic. See page 76 for additional information on the updated Peer Group.
(6)
The Company Selected Measure is adjusted free cash flow, as described in the CD&A section. Adjusted free cash flow is a non-GAAP
financial measure. For a reconciliation of adjusted free cash flow to its comparable GAAP measure, see “Reconciliation of GAAP to
Non-GAAP
Financial Measures” in the Annex on page 105.

(7)
For 2022 and 2023, SCT totals for PEO (Vander Ark) reflect recalculation of “All Other Compensation” relating to use of Company-owned aircraft in accordance with SEC rules and for 2023, Average CAP to
Non-PEO
NEOs reflects a recalculation of the fair value of equity awards to conform to the stated vesting of those awards.

Company Selected Measure Name			adjusted free cash flow
Named Executive Officers, Footnote
(4)	The Company’s non-PEO NEOs for 2021-2025 were:
2021:     Brian M. DelGhiaccio, Catharine D. Ellingsen, Jeffrey A. Hughes and Timothy E. Stuart
2022:     Brian M. DelGhiaccio, Brian A. Bales, Catharine D. Ellingsen and Timothy E. Stuart
2023:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer, Catharine D. Ellingsen and Timothy E. Stuart
2024:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer and Catharine D. Ellingsen
2025:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer and Catharine D. Ellingsen

Peer Group Issuers, Footnote
(5)
The Company has used its peer group from the CD&A for purposes of this comparison. The companies that comprised the Peer Group selected by the Talent & Compensation Committee in our CD&A were as follows:

2021-2024: Air Products and Chemicals, Inc., American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Kansas City Limited (formerly Canadian Pacific Railway Limited), Cintas Corporation, CSX Corporation, Ecolab Inc., Entergy Corporation, Fastenal Company, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

2025: American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Kansas City Limited, Cintas Corporation, CSX Corporation, Dow Inc., Ecolab Inc., FedEx Corporation, J.B. Hunt Transport Services, Inc., LyondellBasell Industries N.V., NextEra Energy, Inc., Norfolk Southern Corporation, Sysco Corporation, Union Pacific Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

The Company updated the composition of its Peer Group in 2025 to better align with companies of similar size and business model to Republic. See page 76 for additional information on the updated Peer Group.

Adjustment To PEO Compensation, Footnote
PEOs:

Item and Value Added (Deducted)	2025 Vander Ark	2024 Vander Ark	2023 Vander Ark	2022 Vander Ark	2021 Vander Ark	2021 Slager

Summary Compensation Table Total	$14,857,016	$12,806,922	$11,336,591	$9,914,945	$7,873,660	$15,027,945

- SCT Stock Awards Column Value	($11,124,489)	($8,463,766)	($7,343,734)	($5,660,534)	($4,613,538)	($10,004,991)

+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$9,661,487	$10,058,007	$9,643,993	$6,862,648	$8,543,250	$14,959,599

+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$64,009	$3,411,151	$2,669,353	($131,216)	$5,164,238	$4,211,103

+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$721,636	$2,343,100	$2,126,092	($686,831)	$902,692	$5,695,213

+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	$0	$0	$0	$0	$0	$4,521,132

+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$685,947	$60,414	$299,230	$1,196,067	$178,966	$1,273,980

Compensation Actually Paid	$14,865,606	$20,215,828	$18,731,525	$11,495,079	$18,049,268	$35,683,981

Non-PEO NEO Average Total Compensation Amount			$ 3,360,819	$ 3,262,335	$ 3,354,729	$ 3,405,936	$ 3,365,003
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,462,640	4,815,156	3,871,169	3,591,775	6,844,632
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021

Summary Compensation Table Total	$3,360,819	$3,262,335	$3,354,729	$3,405,936	$3,365,003

- SCT Stock Awards Column Value	($2,047,393)	($1,710,589)	($1,684,108)	($1,670,511)	($1,673,751)

+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$1,778,142	$2,020,309	$1,550,800	$1,928,470	$3,219,620

+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$25,360	$729,628	$571,552	($75,670)	$1,458,159

+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$208,597	$482,935	$594,990	($232,884)	$380,189

+/- Change in Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	($607,379)	$0	$0

+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$137,115	$30,538	$90,585	$236,434	$95,412

Compensation Actually Paid	$3,462,640	$4,815,156	$3,871,169	$3,591,775	$6,844,632

Equity Valuation Assumption Difference, Footnote			Pay versus performance measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Performance stock units were valued using a fair value per share determined using a Monte Carlo model run on the relevant measurement date. On the vesting date, the final payout factor is applied to the closing stock price on that date.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company Performance Measures
The table below lists in
alphabetical
order the financial performance measures that we believe represent the most important performance measures used to link CAP to our named executive officers to our performance for the most recently completed fiscal year. See our CD&A at pages 56-79 for a further discussion of these performance measures.
Adjusted Earnings Per Share
Adjusted Free Cash Flow
Cash Flow Value Creation
Return on Invested Capital
Total Shareholder Return
For a more comprehensive discussion of how the Talent & Compensation Committee views the relationship
between named executive officer pay and performance, please see our CD&A at pages 56-79 of
this Proxy Statement.

Total Shareholder Return Amount			$ 234.13	219.96	178.8	137.95	147.01
Net Income (Loss)			$ 2,139	$ 2,043	$ 1,731	$ 1,488	$ 1,290
Company Selected Measure Amount			2,433	2,183	1,985	1,742	1,515
Adjustment to Compensation, Amount			$ 3,360,819
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Non-GAAP Measure Description	The Company Selected Measure is adjusted free cash flow, as described in the CD&A section. Adjusted free cash flow is a non-GAAP
financial measure. For a reconciliation of adjusted free cash flow to its comparable GAAP measure, see “Reconciliation of GAAP to
Non-GAAP
			Financial Measures” in the Annex on page 105.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Flow Value Creation
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name			Total Shareholder Return
Mr. Vander Ark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,857,016	$ 12,806,922	$ 11,336,591	$ 9,914,945	$ 7,873,660
PEO Actually Paid Compensation Amount			$ 14,865,606	$ 20,215,828	$ 18,731,525	$ 11,495,079	18,049,268
PEO Name	Mr. Vander Ark		Mr. Vander Ark	Mr. Vander Ark	Mr. Vander Ark	Mr. Vander Ark
Mr. Slager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							15,027,945
PEO Actually Paid Compensation Amount							$ 35,683,981
PEO Name		Mr. Slager					Mr. Slager
2025 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			$ 131.58	$ 123.22	$ 117.6	$ 107.37	$ 119.19
2021 To 2024 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			144.66	133.81	123.52	108.67	118.97
PEO | Mr. Vander Ark [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,661,487	10,058,007	9,643,993	6,862,648	8,543,250
PEO | Mr. Vander Ark [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			64,009	3,411,151	2,669,353	(131,216)	5,164,238
PEO | Mr. Vander Ark [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Vander Ark [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			721,636	2,343,100	2,126,092	(686,831)	902,692
PEO | Mr. Vander Ark [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			685,947	60,414	299,230	1,196,067	178,966
PEO | Mr. Vander Ark [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,124,489)	(8,463,766)	(7,343,734)	(5,660,534)	(4,613,538)
PEO | Mr. Slager [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							14,959,599
PEO | Mr. Slager [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							4,211,103
PEO | Mr. Slager [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							4,521,132
PEO | Mr. Slager [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							5,695,213
PEO | Mr. Slager [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,273,980
PEO | Mr. Slager [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(10,004,991)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,778,142	2,020,309	1,550,800	1,928,470	3,219,620
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,360	729,628	571,552	(75,670)	1,458,159
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(607,379)	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			208,597	482,935	594,990	(232,884)	380,189
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			137,115	30,538	90,585	236,434	95,412
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,047,393)	$ (1,710,589)	$ (1,684,108)	$ (1,670,511)	$ (1,673,751)